Services [Member] Expense Example - Services - BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO - SERVICE	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	$ 1,399